Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

E-House’s Share Incentive Plan (the “E-House Plan”)

During the year ended December 31, 2006, the Company adopted the E-House Plan, which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Company. Under the E-House Plan, the Company authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, the Company authorized an increase of 4,013,619 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Share Options:

During the years ended December 31, 2009, 2010 and 2011, the Company granted options to certain employees, senior management and independent directors for the purchase of nil, nil and 1,994,000 ordinary shares, respectively. The options entitle the option holders to acquire ordinary shares of the Company at an exercise price $5.31 per share, based on the fair market value of the ordinary shares at each of the dates of grant. Under the terms of each option plan, options expire 10 years from the date of grant and generally vest over three years.

The Company has used the binomial model to estimate the fair value of the options granted under the E-House Plan. The assumptions used in the binomial model were:

2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

The weighted-average grant-date fair value of options granted during the year ended December 31, 2011 was $3.31 per share. The Company recorded compensation expense of $4,474,956, $4,157,992 and $2,903,861, for the years ended December 31, 2009, 2010 and 2011, respectively. During the years ended December 31, 2009, 2010 and 2011, 509,562, 301,192 and 81,495, options were exercised having a total intrinsic value of $6,870,042, $5,177,687 and $422,455, respectively.

A summary of option activity under the E-House Plan during the year ended December 31, 2011 is presented below.

			Weighted
		Weighted	average	Aggregate
		Average	remaining	Intrinsic
	Number of	exercise	contractual	value of
	options	Price	term	options
		$		$
Outstanding, as of January 1, 2011	1,442,075	5.38
Granted	1,994,000	5.31
Exercised	(81,495)	5.37
Forfeited	(22,506)	5.37
Outstanding, as of December 31, 2011	3,332,074	5.34	8.25	—
Vested and expected to vest as of December 31, 2011	3,227,538	5.34	8.20	—
Exercisable as of December 31, 2011	1,338,074	5.38	5.97	—

As of December 31, 2011, there was $5,743,581 of total unrecognized compensation expense related to unvested share options granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 2.78 years.

Restricted Shares:

The Company granted 931,000, 972,000 and 28,000, restricted shares to certain employees, directors and officers in 2009, 2010 and 2011 respectively. Under the terms of each restricted shares, restricted shares vest over three years. A summary of restricted share activity under the E-House Plan during the year ended December 31, 2011 is presented below:

		Weighted average
	Number of restricted shares	grant-date fair value
		$
Unvested as of January 1, 2011	1,583,035	15.90
Granted	28,000	11.57
Vested	(630,603)	16.21
Forfeited	(61,336)	15.96

Unvested as of December 31, 2011	919,096	15.56

The total fair value of restricted shares vested in 2009, 2010 and 2011 was $200,160, $5,782,457 and $10,219,188, respectively.

As of December 31, 2011, there was $13,405,429 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 1.52 years.

The Company recorded compensation expense of $321,687, $5,403,940 and $10,668,117, for the years ended December 31, 2009 and 2010 and 2011, respectively, related to restricted shares.

CRIC’s Share Incentive Plan (the “CRIC Plan”)

On September 9, 2008, CRIC adopted the CRIC Plan to provide additional incentives to employees, directors and consultants who render services to CRIC. Under the CRIC Plan, the maximum number of shares that may be issued shall be 15% of the total outstanding shares of CRIC on an as-converted basis assuming all options outstanding were converted into shares as of the effective date of the CRIC Plan, plus an additional number of shares to be added on each of the third, sixth and ninth anniversary of the effective date of the CRIC Plan.

Share Options:

During 2009, CRIC granted 8,692,000 options to purchase its ordinary shares to certain of the Group’s employees at exercise prices from $3.00 to $8.00 per share pursuant to the CRIC Plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of one to four years.

During 2011, CRIC granted 8,361,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price from $3.75 to $7.02 per share pursuant to the CRIC plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of two to three years.

CRIC used the binomial model to estimate the fair value of the options granted under the CRIC Plan using the following assumptions:

	2009	2011
Average risk-free rate of return	3.22%	3.22%
Contractual life of option	10 years	10 years
Average estimated volatility rate	71.79%	70.35%
Average dividend yield	0.00%	0.00%

On July 15, 2009, CRIC modified the number and vesting schedule of 756,000 options previously granted on January 1, 2009. The modification decreased the number of options to 251,500 and reduced the vesting period from four years to one to two years with no incremental compensation expenses incurred.

On July 30, 2009, CRIC granted 300,000 restricted shares to a certain E-House employee to replace the same number of options previously granted under the CRIC Plan. The purchase price of the restricted shares was $3.00 per share for 250,000 shares and $6.00 per share for 50,000 shares, which was the exercise price of the options that were replaced. The vesting and other requirements imposed on these restricted shares were also the same as under the original option grant. The modification did not result in any incremental compensation expense. Cash received from the purchase of the restricted shares that remain unvested is recorded as an amount due to related party as of December 31, 2009, 2010 and 2011.

The weighted-average grant-date fair value of the options granted in 2009 and 2011 were $3.72 and $3.16 per share, respectively. CRIC recorded compensation expense of $4,765,273, $8,584,355 and $11,740,056, for the year ended December 31, 2009, 2010 and 2011, respectively.

Replacement of COHT’s Option with CRIC Options (“Options Replacement Program”)

In connection with its acquisition of COHT, CRIC exchanged 3,609,000 of its options (“Replacement Options”) under the CRIC Plan for the same number of options granted to certain employees of SINA and COHT (“Replaced Options”) under COHT’s 2008 Share Incentive Plan (“the 2008 COHT Plan”) on the date of CRIC’s IPO (“Replacement Date”), with other terms unchanged. The Replacement Date fair value of $6,777,964 corresponding to the Replacement Options held by SINA employees and $8,182,832 of the Replacement Date fair value corresponding to the Replacement Options held by COHT employees and attributable to their service prior to the Replacement Date was capitalized as part of the business acquisition consideration. Replacement Date fair value of $27,720,433, corresponding to Replacement Options held by COHT employees and attributable to their service after the Replacement Date will be recognized over the requisite service period approximating 3.3 years subsequent to the IPO.

CRIC used the binomial model to estimate the fair value of both the Replaced Options and Replacement Options using the following assumptions:

2009
Average risk-free rate of return	2.47%
Contractual life of option	5.2 years
Average estimated volatility rate	63.18%
Average dividend yield	0.00%

The Replacement Date fair value of the Replaced Options and Replacement Options was $10.64 and $11.44 per share, respectively. For the years ended December 31, 2009, 2010 and 2011, CRIC recorded compensation expense of $2,219,581, $8,679,164 and $6,348,283, associated with the Replacement Options, respectively.

A summary of option activity under the CRIC Plan as of December 31, 2011 and changes for the year then ended is presented below:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value of
	Options	price	term	options
		$		$
Outstanding as of January 1, 2011	10,436,029	3.24
Granted	8,361,000	4.84
Exercised	(702,201)	0.99
Forfeited	(791,763)	3.56
Outstanding as of December 31, 2011	17,303,065	4.09	7.80	—
Vested and expected to vest as of December 31, 2011	16,844,275	4.08	7.77	—
Exercisable as of December 31, 2011	6,189,716	3.41	6.34	3,951,697

The total intrinsic value of options under CRIC Plan exercised was nil, $5,167,543 and $2,954,839, during the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $36,235,513, of total unrecognized compensation expense related to unvested share options granted under the CRIC Plan. That cost is expected to be recognized over a weighted-average period of 1.92 years.

Restricted Shares:

A summary of restricted shares activity under the CRIC Plan as of December 31, 2011 and changes for the year then ended is presented below:

		Weighted average
	Number of restricted shares	grant-date fair value
		$
Unvested as of January 1, 2011	225,000	2.59
Vested	(75,000)	2.59
Forfeited	—	—
Unvested as of December 31, 2011	150,000	2.59

The Group recorded compensation expense of $148,056, $180,322 and $180,322, for restricted shares granted to the E-House’s employee for the years ended December 31, 2009, 2010 and 2011, respectively.

The total fair value of restricted shares vested was nil, $194,196 and $194,196, during the year ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $212,583 of total unrecognized compensation expense related to restricted shares granted under the CRIC Plan. That cost is expected to be recognized over a weighted-average period of 1.24 years.

Other equity compensation:

In August 2011, CRIC signed employee equity compensation arrangements with three senior managers of Beijing Advertisement. Under the agreement, the managers received a 3.5% equity interest of Beijing Advertisement. The award vests over a 16 month service period, starting September 2011. The fair value of Beijing Advertisement was calculated using the discounted cash flow method, under the income approach. The 3.5% equity interest in Beijing Advertisement was valued at $731,676. The Group recorded $182,918 as compensation expense for the year ended December 31, 2011 under the agreement.

As of December 31, 2011, there was $548,758 of total unrecognized compensation expense related to this compensation agreement. That cost is expected to be recognized over a period of 1.0 year.